Note 14 - Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Salaries and other short term employee benefits	$ 1,694	$ 1,567
Share based payments (Note 9(b), (c ), and (d))	1,429	1,369
	$ 3,123	$ 2,936